Annual Total Returns- Victory RS Partners Fund (MCL) [BarChart] - MCL - Victory RS Partners Fund - Class Y	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.30%)	19.70%	42.68%	(3.53%)	(10.47%)	24.41%	14.59%	(11.77%)	31.18%	0.77%